Financial Instruments (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Present value of future cash flows of one bank loan	$ 1,417,430	$ 1,378,753
Carrying amount	1,418,336	1,380,298
Accumulated loss from derivatives designated as Hedging Instruments	10,290	6,789
Present value of long-term debt
Present value of future cash flows of one bank loan	41,782
Carrying amount of long-term debt
Carrying amount	$ 42,688